Leases - Schedule of Future Lease Payments Under Operating Leases (Details)	Dec. 31, 2024 USD ($)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2025	$ 4,952,033
2026	153,390
2027	33,667
Total lease payments	5,139,090
Less: imputed interest	(69,958)
Present value of lease liabilities	$ 5,069,132